UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period:4/30/08

Item 1.  Schedule of Investments.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS
April 30, 2008 (Unaudited)
	Shares		Value
		COMMON STOCKS - 52.62% ^
		AEROSPACE/DEFENSE - 0.21%
	700	Northrop Grumman Corp.	$ 51,499
	300	Raytheon Co.	19,191
	200	United Technologies Corp.	14,494
			85,184

		AGRICULTURE - 0.06%
	1,300	Altria Goup, Inc.	26,000

		ASSET ALLOCATION ETFs - 1.44%
	22,000	PowerShares DB G10 Currency Harvest Fund *	587,400

		AUTO PARTS & EQUIPMENT - 0.04%
	500	Lear Corp. *	14,285

		BANKS - 0.15%
	380	BB&T Corp.	13,030
	200	Capital One Financial Corp.	10,600
	300	State Street Corp.	21,642
	570	Webster Financial Corp.	14,848
			60,120

		BEVERAGES - 0.88%
	880	Anheuser-Busch Cos., Inc.	43,296
	2,300	Coca-Cola Co/The	135,401
	2,110	Coca-Cola Enterprises, Inc.	47,475
	460	Molson Coors Brewing Co.	25,226
	530	Pepsi Bottling Group, Inc.	17,866
	500	PepsiAmericas, Inc.	12,850
	1,100	PepsiCo, Inc.	75,383
			357,497

		BIOTECHNOLOGY - 0.21%
	1,800	Amgen, Inc. *	75,366
	120	Invitrogen Corp. *	11,228
			86,594

		BUILDING MATERIALS - 0.04%
	1,000	Masco Corp.	18,210

		CHEMICALS - 0.24%
	900	Dow Chemical Co/The	36,135
	900	EI Du Pont de Nemours & Co.	44,019
	310	PPG Industries, Inc.	19,024
			99,178

		COMMERCIAL SERVICES - 0.23%
	300	Equifax, Inc.	11,481
	1,200	MPS Group, Inc. *	12,876
	400	Pharmaceutical Product Development, Inc.	16,568
	500	Quanta Services, Inc. *	13,270
	530	RR Donnelley & Sons Co.	16,239
	1,210	United Rentals, Inc. *	22,796
			93,230

		COMMODITY ETF FUNDS - 33.13%
	16,400	ETFS Copper *	767,028
	550,300	ETFS Corn *	1,544,967
	22,000	ETFS Crude Oil *	1,494,900
	13,900	ETFS Gasoline *	755,187
	38,100	ETFS Heating Oil *	1,496,187
	10,400	ETFS Short Aluminium *	513,032
	8,900	ETFS Short Coffee *	510,949
	9,500	ETFS Short Gold *	508,725
	18,200	ETFS Short Lean Hogs *	1,013,740
	9,800	ETFS Short Live Cattle *	502,740
	10,900	ETFS Short Nickel *	512,082
	8,500	ETFS Short Sugar *	512,210
	19,400	ETFS Short Zinc *	1,019,082
	65,000	ETFS Soybean Oil *	758,225
	41,500	ETFS Soybeans *	756,337
	21,400	PowerShares DB Commodity Index Tracking Fund *	808,064
			13,473,455

		COMPUTERS - 1.05%
	400	Computer Sciences Corp. *	17,436
	4,620	Dell, Inc. *	86,070
	980	Electronic Data Systems Corp.	18,189
	2,280	EMC Corp/Massachusetts *	35,112
	1,400	Hewlett-Packard Co.	64,890
	1,100	International Business Machines Corp.	132,770
	610	Lexmark International, Inc. *	19,148
	1,500	Sun Microsystems, Inc. *	23,490
	1,010	Western Digital Corp. *	29,280
			426,385

		COSMETICS/PERSONAL CARE - 0.42%
	1,200	Alberto-Culver Co.	30,204
	1,100	Avon Produucts, Inc.	42,922
	200	Colgate-Palmolive Co.	14,140
	700	Estee Lauder Cos., Inc.	31,927
	800	Procter & Gamble Co.	53,640
			172,833

		DISTRIBUTION/WHOLESALE - 0.14%
	740	Ingram Micro, Inc. *	12,587
	500	WW Grainger, Inc.	43,355
			55,942

		DIVERSIFIED FINANCIAL SERVICES - 0.03%
	400	Federated Investors, Inc.	13,392

		ELECTRIC - 0.54%
	400	Ameren Corp.	18,144
	300	American Electric Power Co., Inc.	13,389
	620	DTE Energy Co.	24,992
	2,000	Duke Energy Corp.	36,620
	890	Energy East Corp.	20,292
	400	Idacorp, Inc.	12,976
	1,000	Pepco Holdings, Inc.	24,910
	400	Progress Energy, Inc.	16,796
	820	Puget Energy, Inc.	22,312
	770	Southern Co.	28,667
			219,098

		ELECTRONICS - 0.36%
	510	Applera Corp - Applied Biosystems Group	16,274
	780	Arrow Electronics, Inc. *	21,224
	1,030	Avnet, Inc. *	26,976
	800	Benchmark Electronics, Inc. *	14,224
	700	Gentex Corp.	13,076
	1,200	Jabil Circuit, Inc.	13,056
	750	Thermo Fisher Scientific, Inc. *	43,403
			148,233

		ENGINEERING AND CONSTRUCTION - 0.55%
	1,100	EMCOR Group, Inc. *	27,566
	300	Fluor Corp.	45,861
	300	Granite Construction, Inc.	10,290
	300	Jacobs Engineering Group, Inc. *	25,899
	1,200	KBR, Inc.	34,608
	800	Shaw Group, Inc./The *	39,536
	1,000	URS Corp. *	40,340
			224,100

		ENTERTAINMENT - 0.03%
	400	International Game Technology	13,896

		ENVIRONMENTAL CONTROL - 0.05%
	1,700	Allied Waste Industries, Inc. *	21,012

		FIXED INCOME ETFs - 2.88%
	8,200	iShares iBoxx Investment Grade Corporate Bond Fund	869,036
	3,000	iShares S&P National Municipal Bond Fund	302,040
			1,171,076

		FOOD - 0.32%
	1,200	ConAgra Foods, Inc.	28,272
	300	Hormel Foods, Inc.	11,823
	2,130	Kraft Foods Inc.	67,372
	760	SYSCO Corp.	23,233
			130,700

		GAS - 0.26%
	700	AGL Resources, Inc.	23,800
	500	Laclede Group, Inc./The	18,910
	1,000	NiSource, Inc.	17,900
	600	Piedmont Natural Gas Co.	15,774
	700	UGI Corp.	18,200
	400	WGL Holdings, Inc.	13,120
			107,704

		HEALTHCARE-PRODUCTS - 0.41%
	3,120	Boston Scientific Corp. *	41,590
	500	Hill-Rom Holdings, Inc.	12,565
	800	Invacare Corp.	14,432
	700	Johnson & Johnson	46,963
	400	Kinetic Concepts, Inc. *	15,864
	700	Medtronic, Inc.	34,076
			165,490

		HEALTH CARE-SERVICES - 0.21%
	740	AMERIGROUP Corp. *	19,233
	410	Cigna Corp.	17,511
	700	Lincare Holdings, Inc. *	17,038
	600	WellPoint, Inc. *	29,850
			83,632

		HOME BUILDERS - 0.03%
	900	DR Horton, Inc.	13,941

		HOUSEHOLD PRODUCTS/WARES - 0.08%
	240	Avery Dennison Corp.	11,566
	1,000	Newell Rubbermaid, Inc.	20,530
			32,096

		INSURANCE - 0.78%
	700	ACE, Ltd.	42,203
	500	Allstate Corp./The	25,180
	1,690	American International Group, Inc.	78,078
	270	Chubb Corp.	14,302
	270	Everest Re Group, Ltd.	24,395
	1,190	Genworth Financial, Inc.	27,441
	580	Hartford Financial Services Group, Inc.	41,337
	410	MetLife, Inc.	24,949
	500	The Travelers Cos Inc.	25,200
	600	WR Berkley Corp.	15,414
			318,499

		INTERNET - 0.30%
	400	Amazon.Com, Inc. *	31,452
	1,300	Expedia, Inc. *	32,838
	1,800	IAC/InterActiveCorp. *	37,458
	600	NetFlix, Inc. *	19,188
			120,936

		INVESTMENT COMPANIES - 0.03%
	400	American Capital Strategies, Ltd.	12,700

		IRON/STEEL - 0.06%
	200	Carpenter Technology Corp.	10,256
	200	Reliance Steel & Aluminum Co.	12,156
			22,412

		MACHINERY-DIVERSIFIED - 0.13%
	800	Applied Industrial Technologies, Inc.	19,328
	400	Deere & Co.	33,628
			52,956

		MEDIA - 0.59%
	1,780	Belo Corp.	17,978
	2,120	CBS Corp.	48,908
	940	Clear Channel Communications, Inc.	28,341
	400	EW Scripps Co.	17,964
	1,320	Gannett Co, Inc.	37,778
	1,200	News Corp.	21,480
	780	Scholastic Corp. *	21,957
	2,000	Time Warner, Inc.	29,700
	500	Walt Disney Co./The	16,215
			240,321

		METAL FABRICATE/HARDWARE - 0.04%
	550	Mueller Industries, Inc.	17,804

		MINING - 0.29%
	670	Alcoa, Inc.	23,303
	590	Freeport-McMoRan Copper & Gold, Inc.	67,113
	600	Newmont Mining Corp.	26,526
			116,942

		MISCELLANEOUS - 0.73%
	350	3M Co.	26,915
	670	AO Smith Corp.	20,730
	4,900	General Electric Co.	160,230
	300	Illinois Tool Works, Inc.	15,687
	600	Ingersoll-Rand Co., Ltd.	26,628
	1,010	Tyco International, Ltd.	47,258
			297,448

		OFFICE/BUSINESS EQUIPMENT - 0.05%
	600	Pitney Bowes, Inc.	21,666

		OIL & GAS - 2.13%
	1,200	Anadarko Petroleum Corp.	79,872
	1,060	Chevron Corp.	101,919
	450	Cimarex Energy Co.	28,035
	1,590	ConocoPhillips	136,979
	550	ENSCO International, Inc.	35,052
	1,260	Exxon Mobil Corp.	117,268
	290	Hess Corp.	30,798
	1,900	Marathon Oil Corp.	86,583
	500	Nabors Industries, Ltd. *	18,770
	200	Noble Corp.	11,256
	730	Occidental Petroleum Corp.	60,743
	1,100	Patterson-UTI Energy, Inc.	30,734
	350	Pride International, Inc. *	14,858
	1,080	Rowan Cos., Inc.	42,109
	200	Stone Energy Corp. *	12,188
	400	SunoCo, Inc.	18,564
	300	Valero Energy Corp.	14,655
	400	XTO Energy, Inc.	24,744
			865,127

		OIL & GAS SERVICES - 0.36%
	800	BJ Services Co.	22,616
	160	Exterran Holdings, Inc. *	10,686
	190	National Oilwell Varco, Inc. *	13,036
	340	Transocean, Inc. *	50,136
	600	Weatherford International, Ltd. *	48,402
			144,876

		PHARMACEUTICALS - 0.70%
	570	Eli Lilly & Co.	27,440
	1,020	Forest Laboratories, Inc. *	35,404
	2,160	Merck & Co., Inc.	82,166
	450	NBTY, Inc. *	12,668
	3,820	Pfizer, Inc.	76,820
	680	Watson Pharmaceuticals, Inc. *	21,107
	640	Wyeth	28,461
			284,066

		PIPELINES - 0.06%
	1,400	El Paso Corp.	23,996

		RETAIL - 0.31%
	400	CVS Caremark Corp.	16,148
	670	Bed Bath & Beyond, Inc. *	21,775
	1,400	Gap, Inc./The	26,068
	1,410	RadioShack Corp.	19,599
	740	Wal-Mart Stores, Inc.	42,905
			126,495

		SEMICONDUCTORS - 0.40%
	500	Analog Devices, Inc.	16,105
	1,500	Applied Materials, Inc.	27,990
	2,700	Intel Corp.	60,102
	300	Lam Research Corp. *	12,252
	600	Novellus Systems, Inc. *	13,116
	900	QLogic Corp. *	14,364
	600	Texas Instruments, Inc.	17,496
			161,425

		TELECOMMUNICATIONS - 0.28%
	400	Black Box Corp.	11,892
	780	CenturyTel, Inc.	25,311
	2,000	Verizon Co.mmunications, Inc.	76,960
			114,163

		TRANSPORTATION - 1.39%
	2,600	Alexander & Baldwin, Inc.	130,598
	300	Bristow Group, Inc. *	15,825
	600	Burlington Northern Santa Fe Corp.	61,530
	450	Con-way, Inc.	20,813
	400	CSX Corp.	25,180
	400	GATX Corp.	17,600
	400	JB Hunt Transport Services, Inc.	13,588
	3,100	Kirby Corp. *	170,004
	600	Norfolk Southern Corp.	35,748
	200	Ryder System, Inc.	13,694
	330	Union Pacific Corp.	47,913
	760	Werner Enterprises, Inc.	14,782
			567,275

		TOTAL COMMON STOCKS (Cost $20,578,488)	21,409,790

	Contracts		Value
		PURCHASED OPTIONS - 0.29%
	50	S&P 500 Index May 08 1280 Put	4,875
	25	S&P 500 Index May 08 1320 Put	6,250
	25	S&P 500 Index June 08 1300 Put	18,438
	50	S&P 500 Index June 08 1330 Put	53,125
	25	S&P 500 Index June 08 1350 Put	33,438

		TOTAL PURCHASED OPTIONS (Cost $271,875)	116,126

	Principal		Value
		U.S. GOVERNMENT SECURITIES - 41.91%
	$ 1,000,000	Fannie Mae, 5.50% due 5/1/2021	$ 1,018,281
	3,000,000	Federal Home Loan Bank, 3.375% due 2/27/2013	2,977,800
	1,000,000	Federal National Mortgage Association, 4.75% due 11/19/2012	1,051,400
	500,000	Federal National Mortgage Association, 6.25% due 2/1/2011	533,125
	2,000,000	Freddie Mac, 4.625% due 10/25/2012	2,094,016
	2,500,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	2,554,029
	6,200,000	United States Treasury Inflation Indexed Bonds, 2.00% due 4/15/2012	6,814,673

		TOTAL U.S. GOVERNMENT SECURITIES (Cost $17,025,072)	17,043,324

		TOTAL INVESTMENTS - 94.53% (Cost $37,875,435) (a)	$ 38,569,240
		OTHER ASSETS & LIABILITIES - 5.47%	2,101,802
		NET ASSETS - 100.0%	$ 40,671,042

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is subtantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,134,415
		Unrealized depreciation:	(440,610)
		Net unrealized appreciation:	$ 693,805

*	Non-Income producing security.
^	All or a portion of each of these securities may be segregated as collateral for open futures/options/swaps contracts.

	Long (Short)		Unrealized
	Contracts		Gain / (Loss)
		OPEN FUTURES CONTRACTS
	5	Australian Dollar Future June 2008
		(Underlying Face Amount at Value $23,528)	4,900
	22	CBOE VIX Future May 2008
		(Underlying Face Amount at Value $467,280)	(75,670)
	18	CBOE VIX Future June 2008
		(Underlying Face Amount at Value $398,520)	(40,172)
	(16)	Dollar Index Future June 2008
		(Underlying Face Amount at Value $1,163,520)	(2,075)
	4	Japanese Yen Future June 2008
		(Underlying Face Amount at Value $482,500)	(3,825)
	5	New Zealand Dollar Future June 2008
		(Underlying Face Amount at Value $38,930)	3,000
	4	Swiss Franc Future June 2008
		(Underlying Face Amount at Value $483,800)	(3,075)
	(17)	US 2 Year Note (CBT) June 2008
		(Underlying Face Amount at Value $3,615,696)	4,641
	(6)	US 10 Year Future June 2008
		(Underlying Face Amount at Value $1,389,756)	969
	(61)	US 5 Year Note (CBT) June 2008
		(Underlying Face Amount at Value $6,831,024)	107,054

		Total Net Unrealized Loss from Open Futures Contracts	$ (4,253)

	Contracts		Value
		OPEN WRITTEN OPTIONS CONTRACTS
	25	S&P 500 Index May 08 1380 Call	$ (31,875)
	25	S&P 500 Index May 08 1390 Call	(24,688)
	25	S&P 500 Index May 08 1430 Call	(6,000)
	25	S&P 500 Index May 08 1240 Put	(1,125)
	25	S&P 500 Index June 08 1395 Call	(43,750)
	50	S&P 500 Index June 08 1435 Call	(42,500)
	25	S&P 500 Index June 08 1450 Call	(15,000)
	25	S&P 500 Index June 08 1220 Put	(6,563)
	50	S&P 500 Index June 08 1250 Put	(20,000)
	25	S&P 500 Index June 08 1265 Put	(11,875)

		Total Options Written
		Premiums Received ($249,063)	$ (203,376)

			Unrealized
			Gain / (Loss)
		EQUITY BASKET SWAPS
		Goldman Sachs - Short Equity Basket Swap
		(Notional Amount $13,386,517)	$ (498,047)

		Goldman Sachs - Long Equity Basket Swap
		(Notional Amount $14,667,362)	69,859

		Total Net Unrealized Loss from Equity Basket Swaps	$ (428,188)

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual
	and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS
April 30, 2008 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 98.7%
		COMMODITY FUNDS - 17.5%
	556,847	Powershares DB Commodity Index Tracking Fund	$ 21,026,543
	880,194	Powershares DB Gold Fund	28,333,445
	24,573	StreetTRACKS Gold Trust*	2,132,691
			51,492,679

		DEBT INDEX FUNDS - 27.7%
	474,929	iShares Lehman 7-10 Year Treaury Bond Fund	42,349,419
	504,953	Vanguard Short-Term Bond ETF	39,462,077
			81,811,496

		EQUITY INDEX FUNDS - 28.1%
	153,057	iShares Dow Jones US Basic Materials Sector Index Fund	12,233,846
	134,523	iShares Dow Jones US Energy Sector Index Fund	19,200,467
	70,105	iShares Dow Jones US Utilities Sector Index Fund	6,822,619
	1,260,633	Powershares Dynamic Large Cap Growth Portfolio	21,871,983
	1,019,566	Powershares Dynamic Mid Cap Growth Portfolio	22,715,930
			82,844,845

		FOREIGN INDEX FUNDS - 25.4%
	95,170	iShares FTSE/Xinhua China 25 Index Fund	15,109,189
	237,105	iShares MSCI Brazil Index Fund	21,360,789
	335,257	iShares MSCI Canada Index Fund	10,882,442
	1,322,466	iShares MSCI Malaysia Index Fund	15,684,447
	28,000	iShares MSCI Mexico Index Fund	1,636,040
	614,611	iShares MSCI Taiwan Index Fund	10,177,958
			74,850,865

		TOTAL EXCHANGE TRADED FUNDS (Cost $274,419,427)	290,999,885

		SHORT-TERM INVESTMENTS - 4.7%
	13,921,576	Milestone Treasury Obligation Portfolio, Institutional Class,
		to yield 1.93, 5/1/08 (Cost $13,921,576)	13,921,576

		TOTAL INVESTMENTS - 103.4% (Cost $288,341,003) (a)	$ 304,921,461
		OTHER ASSETS & LIABILITIES - (3.4%)	(10,043,609)
		NET ASSETS - 100.0%	$ 294,877,852

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is subtantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	17,485,617
		Unrealized depreciation:	(905,159)
		Net unrealized appreciation:	16,580,458

*	Non-Income producing security.

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and
	semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

6/20/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

6/20/08

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/20/08